UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue Suite 601, New York, New York	10170
(Address of principal executive offices)	(Zip code)

 Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA  19090

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end:  004/30/2012

Date of reporting period: 7/1/2010 TO 6/30/2011

ITEM 1.	PROXY VOTING RECORD:

Exhibit A is attached for The USX China Fund a series of the 360 Funds.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: August 15, 2011

EXHIBIT A

360 Funds Form N-PX Exhibit A
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	Cusip	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/ Against Mgmt
China Valves Technology, Inc.	CVVT	169476207	5/21/2010	Directors recommend: a vote for election of the following niminees: 1) Siping Fang, 2) Zengbiao Yu, 3) Peter Li, 4) William Haus, 5) Binjie Fang	Issuer	YES	YES	FOR
				Ratification of appointment of Frazer Frost LLP to serve as the Company's independent registered public accounting firm for the year ending December 31, 2010.	Issuer	NO	ABSTAIN	ABSTAIN

China Electric Motor, Inc.	CELM	16890A205	6/24/2010	Directors recommend: a vote for election of the following nominees: 1) Fugui Wang, 2) Guoqiang Zhang, 3) Liang Tang, 4) Heung Sang Fong, 5) Yue Wang, 6) James M. Lee, 7) Tony Shen	Issuer	YES	FOR	FOR
				Ratify the selection of Malonebailey LLC, as the Company's independent registered public accounting firm for the year ending December 31, 2010.	Issuer	NO	ABSTAIN	ABSTAIN
				Approve the China Electric Motor, Inc. 2010 omnibus incentive plan.	Issuer	NO	ABSTAIN	ABSTAIN

Harbin Electric, Inc.	HRBN	41145W109	6/18/2010	Directors recommend: a vote for election of the following nominees: 1) Tianfu Yang, 2) Lanxiang Gao, 3) Ching Chuen Chan, 4) Boyd Plowman, 5) David Gatton, 6) Yunyue Ye.	Issuer	YES	FOR	FOR
				Proposal to ratify the appointment of Frazer Frost, LLP (a successor entity of Moore Stephens Wurth Frazer and Torbet, LLP) as the Company's independent auditors.	Issuer	NO	ABSTAIN	ABSTAIN

ZST Digital Networks, Inc.	ZSTN	98878T208	7/7/2010	Directors recommend: a vote for election of the following nominees: 1) Zhong bo, 2) Zhong Lin, 3) Yang Ai Mei, 4) Tian Li Zhi, 5) Liu Hui Fang, 6) Zhnag Jian Sheng	Issuer	YES	FOR	FOR
				Approve the appointment of BDO China Li Xin Da Hua CPA Co., Ltd. as the Company's independent registered public accounting firm for the year ending December 31, 2010.	Issuer	YES	FOR	FOR
				Approve the ZST Digital Networks, Inc. 2010 omnibus incentive plan.	Issuer	NO	ABSTAIN	ABSTAIN

Orient Paper, Inc.	ONP	68619F205	6/25/2010	Directors recommend: a vote for election of the following nominees: 1) Drew Bernstein, 2) W. Christopher Wang, 3) Fuzeng Liu, 4) Zhaofang Wang, 5) Zhenyong Liu.	Issuer	YES	FOR	FOR
				To approve an amendment to our certificate of incorporation to authorize the classification of the Board into two classes with staggerd terms.	Issuer	YES	FOR	FOR
				To ratify the appointment of BDO limited as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2010.	Issuer	YES	FOR	FOR

L & L Energy	LLEN	50162D100	9/9/2010	Election of Seven Directors: Mr. Dickson V. Lee, Mr. Ian Robinson, Mr. Dennis Bracy, Mr. Edward L. Dowd, Mr. Joseph J. Borich,	Issuer	YES	FOR	FOR
				To approve the 2010 Stock Incentive Plan.	Issuer	YES	ABSTAIN	ABSTAIN
				To ratify the company's independent registered public accounting firm.	Issuer	YES	FOR	FOR

L & L Energy	LLEN	50162D100	9/8/2010	Election of Seven Directors: Mr. Dickson V. Lee, Mr. Norman Mineta, Mr. Ian Robinson, Mr. Dennis Bracy, Mr. Edward L. Dowd, Mr. Robert W. Lee, Mr. Joseph J. Borich	Issuer	YES	FOR	FOR
				To approve the 2010 Stock Incentive Plan	Issuer	NO	ABSTAIN	ABSTAIN
				To ratify the company's independent registered public accounting firm.	Issuer	NO	ABSTAIN	ABSTAIN

China Marine Food Group, Ltd.	CMFO	16943R106	9/29/2010	Directors recommend: a vote for election of the following nominees: 1) Pengfei Liu, 2) Weipeng Liu, 3) Xiaochuan Li, 4) Changhu Xue, 5) Honkau Wan.	Issuer	YES	FOR	FOR

China Sky One Medical, Inc.	CSKI	16941P102	9/1/2010	Directors recommend: a vote for election of the following nominees: 1) Liu Yan-Qing, 2) Han Xiao-Yan, 3) Hao Yu-Bo, 4) Song Chun-Fang, 5) Qian Xu-Feng, 6) Zhao Jie, 7) William Wei Lee.	Issuer	YES	FOR	FOR

Universal Travel Group	UTA	91388Q202	8/23/2010	Directors recommend: a vote for election of the following nominees: 1) Hujie Gao, 2) Jiduan Yuan, 3) Wenbin An, 4) Lawrence Lee, 5) Lizong Wang, 6) Jiangping Jiang, 7) Jing Xie.	Issuer	YES	FOR	FOR
				Proposal to approve the amend the Certificate of Incorporation of the Company.	Issuer	YES	FOR	FOR
				Proposal to ratify and approve the 2010 Stock Incentive Plan.	Issuer	YES	ABSTAIN	ABSTAIN
				Proposal to ratify the appointment of Goldman Kurland Mohidin as our independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	YES	AGAINST	AGAINST

Shengtai Pharmaceutical, Inc.	SGTI	823214101	9/10/2010	Election of Director: Qingtai Liu	Issuer	YES	ABSTAIN	ABSTAIN
				Election of Director: Younqiang Wang	Issuer	YES	AGAINST	AGAINST
				Election of Director: Yaqjun Liu	Issuer	YES	ABSTAIN	ABSTAIN
				Election of Director: Winfred Lee	Issuer	YES	AGAINST	AGAINST

To authorize the Board to effect a reverse stock split of issued and outstanding shares of our common stock at a 1 for 2 ratio, and if & when reverse stock split is effected, to reduce number of our authorized shares of common stock and preferred stock by the same reverse stock split ratio & file any required amendment to our amended and restated certificate of incorporation.
					Issuer	YES	FOR	FOR
				To approve the appointment of Kabani & Company, Inc. as the Company's independent auditors for the fiscal year ending June 30, 2011	Issuer	YES	AGAINST	AGAINST
				Such other business as may properly come before the meeting or any adjournment thereof.	Issuer	YES	ABSTAIN	ABSTAIN

Andatee China Marine Fuel Ser. Corp.	AMCF	67086W105	8/30/2010	Directors recommend: a vote for election of the following nominees: 1) An Fengbin, 2) Wen Tong, 3) Francis N.S. Leong, 4) Wen Jiang, 5) Yudong Hou	Issuer	YES	FOR	FOR
				To ratify the appointment of Jewett, Schwartz, Wolfe & Associates as independent registered public accounting firm of the Company for the fiscal year ending December 31, 2010.	Issuer	YES	AGAINST	AGAINST
				To transact such other business as may properly come before the annual meeting and any adjournments or postponements thereof.	Issuer	YES	ABSTAIN	ABSTAIN

Soko Fitness & Spa Group, Inc.	SOKF	83409D104	9/3/2010	Directors recommend: a vote for electioin of the following nominees: 1) Tong Liu, 2) Xia Yu, 3) Colin Sung, 4) Su Zhang, 5) Yang Chen	Issuer	YES	FOR	FOR
				To ratify the appointment by the audit committee of the Company's Board of Directors of Friedman LLP as the Company's independent auditors for the fiscal year ending May 31, 2011.	Issuer	YES	AGAINST	AGAINST
				Such other business as may properly come before the meeting or any adjournment thereof.	Issuer	YES	ABSTAIN	ABSTAIN

Biostar Pharmaceuticals, Inc.	BSPM	90678103	9/27/2010	Directors recommend: a vote for election of the following nominees: 1) Ronghua Wang, 2) Qinghua Liu, 3) Zibing Pan, 4) Zhongyang Shang.	Issuer	YES	FOR	FOR
				To ratify the appointment of Mazars CPA Limited as the Company's registered independent public accountants for the fiscal year ending December 31, 2010.	Issuer	YES	AGAINST	AGAINST
				To approve the Biostar Pharmaceuticals, Inc. 2009 inventive stock plan.	Issuer	YES	ABSTAIN	ABSTAIN
				In his discretion, upon the transaction of any other matters which may properly come before the meeting or any adjournment thereof.	Issuer	YES	FOR	FOR

Vanceinfo Technologies, Inc.	VIT	921564100	10/4/2010	Re-election of Mr. Daniel Mingdong Wu as a class C Director of the Company.	Issuer	YES	ABSTAIN	ABSTAIN
				Re-election of Mr. Samuelson S.M. Young as a class C Director of the Company.	Issuer	YES	FOR	FOR
				Ratification of the appointment of the independent auditor Deloitte Touche Tohmatsu CPA Ltd. for the fiscal year 2009 at a fee agreed by the Directors.	Issuer	YES	FOR	FOR
				Appointment of the independent auditor Deloitte Touche Tohmatsu CPA Ltd. for the fiscal year 2010 at a fee agreed by the Directors.	Issuer	YES	FOR	FOR
				Ratification of inclusion of financial statements of fiscal year 2009 in the Company's 2009 annual report.	Issuer	YES	ABSTAIN	ABSTAIN
				Authorization of the Directors to take any and every action that might be necessary to effect the foregoing resolutions 1 to 5 as such Director, in his or her absolute discretion, thinks fit.	Issuer	YES	FOR	FOR

China Jo-Jo Drugstores, Inc.	CJJD	16949A206	11/2/2010
Directors recommend: a vote for electioin of the following nominees: 1) Lei Liu, 2) Li Qi, 3) Chong'an Jin, 4) Shike Zhu, 5) Marc Thomas  Serrio, 6) Bowen Zhao, 7) Yuehai Ke, 8) Shuizhen Wu, 9) Xiaomeng Yu.
					Issuer	YES	FOR	FOR
				To ratify the appointment of Frazer Frost, LLP as the Company's registered independent public accountants for the fiscal year ending March 31, 2011.	Issuer	YES	AGAINST	AGAINST
				To approve the China Jo-Jo Drugstores, Inc. 2010 equity incentive plan (the "Plan")	Issuer	YES	ABSTAIN	ABSTAIN
				In his discretion, upon the transaction of any other matters which may properly come before the meeting or any adjournment thereof.	Issuer	YES	FOR	FOR

China Integrated Energy, Inc.	CBEH	16948P105	11/18/2010	Directors recommend: a vote for election of the following nominees: 1) Xincheng Gao, 2) Gaihong Li, 3) Larry Goldman, 4) W. Christopher Wang.	Issuer	YES	FOR	FOR
				Ratification of independent accountants.	Issuer	YES	ABSTAIN	ABSTAIN

Telestone Technologies Corporatioin	TSTC	87953J102	10/19/2010	Directors recommend: a vote for election of the following nominees: 1) Han Daqing, 2) Zhu Lian, 3) Li Ming, 4) Pan Guobin, 5) Cheng Guanghui	Issuer	YES	FOR	FOR

Yuhe International, Inc.	YUII	988432100	10/29/2010	Directors recommend: a vote for election of the following nominees: 1) Gao Zhentao, 2) Peter Li, 3) Liu Yaojun, 4) Greg Huett, 5) Han Chengxiang	Issuer	YES	FOR	FOR

To ratify and approve the appointment of Child, Van Wagoner & Bradshaw, PLLC or such other auditors as the Board of Directors deems fit as the Company's independent auditors for the fiscal year ending December 31, 2010.
					Issuer	YES	AGAINST	AGAINST

Kandi Technologies Corp.	KNDI	483709101	11/1/2010	Directors recommend: a vote for election of the following nominees: 1) Hu Xiaoming, 2) Zhu Xiaoying, 3) Zheng Mingyand, 4) Yao Zhengming, 5) Ni Guangzheng, 6) Jerry Lewin, 7) Hu Wangyuan	Issuer	YES	FOR	FOR
				Ratification of the appointment of auditors Albert Wong & Co.	Issuer	YES	AGAINST	AGAINST

China Ritar Pwr Corp.	CRTP	169423100	11/1/2010	Election of Director: Jiada Hu	Issuer	YES	FOR	FOR
				Election of Director: Charles C. Mo	Issuer	YES	FOR	FOR
				Election of Director: Jianjun Zeng	Issuer	YES	FOR	FOR
				Election of Director: Yaofu Tang	Issuer	YES	FOR	FOR
				Electioin of Director: Xiongjie Wang	Issuer	YES	FOR	FOR
				To ratify Crowe Horwath (HK) CPA Limited as the Company's independent auditors for the fiscal year ending December 31, 2010.	Issuer	YES	AGAINST	AGAINST
				To transact such other business as may properly come before the meeting.	Issuer	YES	ABSTAIN	ABSTAIN

Chinanet Online Holdings, Inc.	CNET	16949H102	11/4/2010	Directors recommend: a vote for election of the following nominees: 1) Handong Cheng, 2) Zhige Zhang, 3) Zhiqing Cheng, 4) Watanabe Mototake, 5) Douglas Maclellan.	Issuer	YES	FOR	FOR
				Ratification of independent accountants	Issuer	YES	ABSTAIN	ABSTAIN

Cina Gerui Advanced Materials Group, Ltd.	CHOP	G21101103	10/22/2010	Directors recommend: a vote for election of the following nominees: 1) Mingwang Lu, 2) Yi Lu, 3) Harry Edelson, 4) J.P. Huang, 5) Kwok Keung Wong, 6) Yunlong Wang, 7) Maotong Xu.	Issuer	YES	FOR	FOR
				Approve the ratification of Uhy Vocation HK CPA Ltd. as the Company's accountant for fiscal Year 2010.	Issuer	YES	AGAINST	AGAINST
				Approve the China Gerui Advanced Materials Group Limited 2010 Share Incentive Plan.	Issuer	YES	AGAINST	AGAINST

China North East Petroleum Hldgs., Ltd.	NEP	16947G102	11/5/2010	Directors recommend: a vote for election of the following nominees: 1) Edward Rule, 2) Hongjun Wang, 3) Jingfu Li, 4) Ruishi Hu, 5) Yau-Sing Tang	Issuer	YES	FOR	FOR

HQ Sustainable Maritime Ind, Inc.	HQS	40426A208	11/8/2010	Directors recommend: a vote for election of the following nominees: 1) Norbert Sporns, 2) Lillian Wang Li, 3) Harry Wang Hua, 4) Fred Bild, 5) Kevin M. Fitzsimmons, 6) Andrew Intrater, 7) Daniel Too	Issuer	YES	FOR	FOR
				To ratify the appointment of Schwartz Levitsky Feldman, LLP	Issuer	YES	ABSTAIN	ABSTAIN
				To approve and adopt the HQ Sustainable Maritime Industries, Inc. 2010 Stock Incentive Plan	Issuer	YES	AGAINST	AGAINST

China Education Alliance, Inc.	CEU	16938Y207	11/18/2010	Directors recommend: a vote for election of the following nominees: 1) James Hsu, 2) Liansheng Zhnag, 3) Yizhao Zhang, 4) XiQun Yu	Issuer	YES	FOR	FOR
				Proposal to ratify the appointment of Sherb & Co., LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	YES	AGAINST	AGAINST
				In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting or any adjournment or adjourments thereof.	Issuer	YES	ABSTAIN	ABSTAIN

Zoom Technologies, Inc.	ZOOM	98976E301	10/25/2010	Directors recommend: a vote for election of the following nominees: 1) Lei Gu, 2) Augustine Lo, 3) Chang Shan, 4) Cheng Wang	Issuer	YES	FOR	FOR
				To amend the Company's certificate of incorporation to increase the authorized amount of common stock, par value $0.01 per share, from 25,000,000 shares to 35,000,000 shares.	Issuer	YES	ABSTAIN	ABSTAIN
				To amend Company's certificate of incorporation to authorize 1,000,000 shares of a new class of "blank check" preferred stock, $0.01 par value per share.	Issuer	YES	AGAINST	AGAINST
				To amend the Company's certificate of incorporation and bylaws to permit action by written consent of the stockholders without a meeting.	Issuer	YES	AGAINST	AGAINST
				To ratify the appointment of Goldman Kurland Mohidin, LLP, as the Company's independent certified public accountants for the fiscal year ending December 31, 2010.	Issuer	YES	AGAINST	AGAINST

American Lorain Corporation	ALN	193493635858	12/29/2010	The Board of Directors recommends a vote for the following: 1) Si Chen, 2) Yundong Lu, 3) Maoquan Wei, 4) Dekai Yin, 5) Yongjun Li, 6) Tad M. Ballantyne	Issuer	YES	FOR	FOR
				Ratification of the appointment of Samuel H. Wong & Co., LLP as the Company's independent registered public accountants for the fiscal year ending December 31, 2010.	Issuer	YES	AGAINST	AGAINST

Ratification and approval of the transfer by Mr. Si Chen to purchaseres of the Company's common stock pursuant to its September 2010 private placement of up to a maximum of 1,722,602 shares of common stock owned by Mr. Chen in order to address certain potential shortfalls, if any, in the Company's projected earnings per share for 2010, 2011, and 2012.
					Issuer	YES	AGAINST	AGAINST

Skystar Bio-pharmaceutical Company	SKBI	830884300	12/1/2010	Directors recommend: a vote for election of the following nominees: 1) Weibing Lu, 2) Wei Wen, 3) Mark D. Chen, 4) R. Scott Cramer, 5) Fan Qiang, 6) Chengtun Qu, 7) Shoughuo Zhao.	Issuer	YES	FOR	FOR
				In his discretion, upon the transaction of any other matters which may properly come before the meeting or any adjournment thereof.	Issuer	YES	ABSTAIN	ABSTAIN

China MediaExpress Holdings, Inc.	CCME	169442100	12/6/2010	Directors recommend: a vote for election of the following nominees: 1) Marco Kung, 2) Yingshou Huang, 3) Dorothy Dong	Issuer	YES	FOR	FOR
				Approval of 2011 equity incentive plan.	Issuer	YES	FOR	FOR
				Ratification of independent accountants	Issuer	YES	FOR	FOR

China Nutrifuit Group Limited	CNGL	16944U108	11/19/2010	Approve the adoption of the Company's 2010 equity incentive plan.	Issuer	YES	FOR	FOR
				Approve the ratification of HLB Hodgson Impey Cheng as the Company's accountant for fiscal year 2011.	Issuer	YES	AGAINST	AGAINST

Shengkai Innovations, Inc.	VALV	82321P104	3/4/2011	Directors recommend: a vote for election of the following nominees: 1) Wang Chen, 2) Guo Wei, 3) Michael Marks, 4) Jun Leng, 5) Ruizhu Mu	Issuer	YES	FOR	FOR
				Ratification and approval of the 2011 Incentive Stock Option Plan	Issuer	YES	ABSTAIN	ABSTAIN
				Ratification of the appointment of BDO China Li Xin Da Hua CPA Co., Ltd. as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2011.	Issuer	YES	AGAINST	AGAINST

To recommend, by non-binding vote, the approval of the compensation disclosed in the proxy statement of the Company's executive officers, who are named in the proxy statement's summary compensation table.
					Issuer	YES	AGAINST	AGAINST
				To recommend, by non-binding vote, the frequency of executive compensation votes	Issuer	YES	3 yr.	2 yr.

Chinanet Online Holdings, Inc.	CNET	16949H102	4/28/2011	Directors recommend: a vote for electionof the following nominees: 1) Handong Cheng, 2) Zhige Zhang, 3) Zhiqing Cheng, 4) Watanabe Mototake, 5) Douglas Maclellan.	Issuer	YES	FOR	FOR
				Ratification of Independent Accountants	Issuer	YES	FOR	FOR
				Adoption of the Chinanet Online Holdings, Inc. 2011 Omnibus Securities and Incentive Plan.	Issuer	YES	FOR	AGAINST

Chinanet Online Holdings, Inc.	CNET	16949H102	6/15/2011	For all Directors: Handong Cheng, Zhige Zhang, Zhiqing Cheng, Wantanabe Mototake, Douglas MacLellan.	Issuer	YES	FOR	FOR
				Ratification of independent accountants	Issuer	YES	ABSTAIN	ABSTAIN
				Adoptioin of the Chinanet Online Holdings, Inc. 2011 Omnibus securities and incentive plan.	Issuer	YES	FOR	FOR

NF Energy Savings Corp. of America	NFEC	629099300	5/4/2011
Directors recommend: a vote for election of the following nominees: 1) Gang Li, 2) Lihua Wang, 3) Hong Li, 4) Mia Kuang Ching, 5) Jianxin (Jason) Wang, 6) Jiuding Yan, 7) John Maclean, 8) Joshua Kurtzig
					Issuer	YES	FOR	FOR
				To ratify the appointment of HKCMCPA Company limited as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2011.	Issuer	YES	FOR	FOR

China Yida Holding, Co.	CNYD	16945D204	5/9/2011	Directors recommend: a vote for election of the following nominees: 1) Minhua Chen, 2) Yanling Fan, 3) Michael Marks, 4) Chunyr Yin, 5) Fucai Huang	Issuer	YES	FOR	FOR
				To ratify the appointment of Friedman LLP as the Company's independent registered public accountants for fiscal year ending December 31, 2011.	Issuer	YES	AGAINST	AGAINST
				To vote regarding the Companys overall pay-for-performance executing compensation program.	Issuer	YES	AGAINST	AGAINST
				To vote on frequency of say on pay votes	Issuer	YES	1yr	AGAINST

Chunghwa Telecom Co. Ltd.	CHT	17133Q502	4/21/2011	Ratification of 2010 Business Report and Financial Statements	Issuer	YES	FOR	ABSTAIN
				Ratification of the proposal for the distribution of 2010 earnings.	Issuer	YES	FOR	AGAINST